Trade payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade payables.
Schedule of trade payables

	As at December 31
(in EUR 000)	2025	2024
Payables	5,168	3,749
Invoices to be received	8,559	5,756
Total trade payables	13,727	9,505